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                                                 UNITED STATES                               OMB APPROVAL
                                                                                             ----------------------------------
                                                SECURITIES AND EXCHANGE COMMISSION           OMB Number: 3235-0456
                                            Washington, D.C. 20549                           Expires:  July 31, 2006
                                                                                             Estimated average burden
                                                  FORM 24F-2                                 hours per response.....2
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                                       Annual Notice of Securities Sold
                                            Pursuant to Rule 24f-2

                                      Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:
                                      Forum Funds
                                      Two Portland Square
                                      Portland, Maine 04101


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2.   The name of each series or class of securities for which this Form is filed  (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):   [  ]
                                      DF Dent Premier Growth Fund





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3.   Investment Company Act File Number:                                  811-3023

      Securities Act File Number:                                         2-67052



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4(a).  Last day of fiscal year for which this Form is filed:

                                                            June 30, 2004



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4(b).  [  ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See instruction A.2)

Note:  If the Form is being filed late, interest must be paid on the registration fee due.



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4(c).  [  ]  Check box if this is the last time the issuer will be filing this Form.



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5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the
                                                                                             ----------------------------------
              fiscal year pursuant to section 24(f):                                                                $6,386,524
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     (ii)    Aggregate price of securities redeemed or
                                                                          -------------------
              repurchased during the fiscal year:                                 $1,268,312
                                                                          -------------------

     (iii)   Aggregate price of securities redeemed
              or repurchased during any prior fiscal year ending no
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees payable
                                                                          -------------------
              to the Commission:                                                          $0
                                                                          -------------------

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     (iv)   Total available redemption credits [add Items 5(ii)                            -                        $1,268,312
                                                                                             ----------------------------------
              and 5(iii)].
     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
                                                                                             ----------------------------------
             [subtract Item 5(iv) from Item 5(i)]:                                                                  $5,118,212
                                                                                             ----------------------------------

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     (vi)   Redemption credits available for use in future years                          $0
                                                                          -------------------
              -- if Item 5(i) is less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:
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     (vii)  Multiplier for determining registration fee (See
                                                                                             ----------------------------------
              Instruction C.9):                                                                                     $0.0001267
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     (viii)  Registration fee due [multiply Item 5(v) by Item
                                                                                             ----------------------------------
               5(vii)]  (enter "0" if no fee is due):                                      =                              $649
                                                                                             ==================================


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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                                Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                                Not applicable


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7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year  (see Instruction D):

                                                                                             ----------------------------------
                                                                                           +                                $0
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8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                             ----------------------------------
                                                                                           =                              $649
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9.  Date the registration fee and any interest payment was sent to the Commission's lockbox
     depository:                                            August 3, 2004

     Method of Delivery:
                                      [ x]    Wire Transfer
                                      [  ]     Mail or other means


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                                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Stacey E. Hong
                                      ------------------------------------
                                      Stacey E. Hong
                                      Treasurer

Date:                                                      August 3, 2004

                                            *Please print the name and title of the signing officer below the signature.




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